UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23340

Name of Fund:  Managed Account Series II
                                       BlackRock U.S. Mortgage Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 04/30/2021

Date of reporting period: 10/31/2020

Item 1 – Report to Stockholders

October 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Semi-Annual Report
(Unaudited)
Managed Account Series II
BlackRock U.S. Mortgage Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the
Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call
(800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC,
BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Dear Shareholder,
The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.
Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.29% 9.71%
U.S. small cap equities
(Russell 2000
®
Index)
18.13 (0.14)
International equities
(MSCI Europe, Australasia,
Far East Index)
8.57 (6.86)
Emerging market equities
(MSCI Emerging Markets
Index)
20.96 8.25
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.92
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(1.63) 8.92
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
1.27 6.19
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
4.87 3.55
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
10.73 3.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2020
2020
BlackRock Semi-Annual Report To Shareholders

BlackRock U.S. Mortgage Portfolio
Investment Objective
BlackRock U.S. Mortgage Portfolio’s (the “Fund”) investment objective is to seek high total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2020, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index.
What factors influenced performance?
The Fund's allocations to residential mortgage-backed securities (“MBS”) contributed positively as the sector was supported by the firm U.S. housing backdrop. Specifically, holdings in legacy non-agency, single-family rentals and financing transactions added to performance. Within commercial mortgage-backed securities (“CMBS”), allocations to subordinated paper contributed positively. Agency MBS pool selection and relative value strategies within the sector were also additive.
The Fund's duration and curve strategies were a very slight detractor over the period.
Describe recent portfolio activity.
The Fund's allocation to securitized assets increased over the period, mainly through additions to non-agency MBS and CMBS. Within CMBS, the Fund's exposure was increased across floating rate, high quality single asset/single borrower and diversified conduit issues. Within non-agency residential MBS, the Fund’s exposure increased primarily through additions to legacy senior paper issued prior to the 2008 crisis. Within agency MBS, positioning was shifted to favor coupons within the Fed’s purchase program. Finally, the Fund’s positioning with respect to overall portfolio duration and corresponding interest rate sensitivity was moved to slightly underweight relative to the benchmark.
The Fund’s cash position was slightly elevated at times during the period. The cash position did not have any material impact on Fund performance.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the period modestly underweight in duration and corresponding interest rate sensitivity. The Fund’s main sector allocations included
CMBS and non-agency MBS. The Fund closed the period with a constructive stance on non-agency MBS, as borrowers continued to take advantage of extraordinarily low interest rates. Within CMBS, the Fund favored areas of the capital stack that still showed room for spread compression, as well as more idiosyncratic transactions backed by property types for which the investment adviser expects to perform well in the post-COVID era. Within agency MBS, the Fund continued to favor coupons that were supported by Fed purchases as well as areas of the coupon stack that exhibited signs of borrower burnout with respect to refinancing activity.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2020 (continued)

Fund Summary
BlackRock U.S. Mortgage Portfolio
Portfolio Information
Performance Summary for the Period Ended October 31, 2020
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 62%
Non-Agency Mortgage-Backed Securities .................. 26
Asset-Backed Securities .............................. 12
(a)
Excludes short-term securities, options purchased and TBA sale commitments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 69%
AA/Aa ......................................... 1
A ............................................ —
(d)
BBB/Baa ....................................... 1
BB/Ba ......................................... 3
B ............................................ 2
CCC/ Caa ....................................... —
(d)
CC/Ca ........................................ 2
C ............................................ 1
D ............................................ 1
NR ........................................... 20
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 2.87% 2.75% 4.76% 4.51% N/A 3.38% N/A 3.90% N/A
Investor A ....................... 2.52 2.33 4.74 4.35 0.18% 3.14 2.30% 3.61 3.19%
Investor C ....................... 1.88 1.67 4.35 3.58 2.58 2.35 2.35 2.84 2.84
Bloomberg Barclays U.S. Mortgage-
Backed Securities Index
(c)
......... — — 0.10 3.95 N/A 2.96 N/A 2.90 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund invests primarily in mortgage-related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in mortgage-backed securities and other mortgage-related securities that are issued by issuers located in the United States. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio
(the "Predecessor Fund"), a series of Managed Account Series, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
N/A – Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions on the redemptions of Fund
Shares.
Performance results may include adjustments for financial reporting purpose in accordance with U.S. generally accepted accounting principles.

The Benefits and Risks of Leveraging
2020
BlackRock Semi-Annual Report To Shareholders

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of December 6, 2010 is that of Institutional
Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of 0.25 % per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years. Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.
Investor C Shares performance shown prior to the Investor C Shares inception date of December 6, 2010 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time.
With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on May 1, 2020 and held through October 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(05/01/20)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(05/01/20)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,047.60 $ 2.32 $ 2.32 $ 1,000.00 $ 1,022.94 $ 2.29 $ 1,022.94 $ 2.29
Investor A ................ 1,000.00 1,047.40 3.61 3.61 1,000.00 1,021.68 3.57 1,021.68 3.57
Investor C ................ 1,000.00 1,043.50 7.47 7.47 1,000.00 1,017.90 7.38 1,017.90 7.38
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Institutional, 0.70% for Investor A and 1.45% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Institutional, 0.70% for Investor A and 1.45% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 16.9%
Ajax Mortgage Loan Trust
(a)
:
Series 2018-A, Class B, 0.00%, 04/25/58 USD 68 $ 34,594
Series 2019-B, Class A, 3.75%, 01/25/59
(b)
2,048 2,082,116
Series 2020-A, Class A, 2.37%, 12/25/59
(c)
2,310 2,303,440
Series 2020-A, Class B, 3.50%, 12/25/59
(c)
233 232,056
Series 2020-A, Class C, 0.00%, 12/25/59
(d)
561 351,869
Series 2020-D, Class A, 2.25%, 06/25/60
(c)
2,250 2,230,074
Series 2020-D, Class B, 5.00%, 06/25/60
(c)
210 208,355
Series 2020-D, Class C, 0.00%, 06/25/60 540 429,420
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.15%, 05/28/39
(a)(b)
... 2,845 2,660,618
Bear Stearns Asset-Backed Securities I Trust
(b)
:
Series 2006-HE8, Class 1A3, (LIBOR USD
1 Month + 0.26%), 0.41%, 10/25/36 .. 1,200 1,066,288
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 0.29%, 03/25/37 .. 714 707,069
BSPRT Issuer Ltd., Series 2018-FL3, Class
A, (LIBOR USD 1 Month + 1.05%), 1.20%,
03/15/28
(a)(b)
.................... 1,193 1,184,304
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (LIBOR USD 1 Month +
0.50%), 0.65%, 02/25/37
(b)
.......... 1,616 1,190,321
Countrywide Asset-Backed Certificates
(b)
:
Series 2002-BC3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.87%, 05/25/32 ... 2,000 1,965,989
Series 2006-22, Class M1, (LIBOR USD 1
Month + 0.23%), 0.38%, 05/25/47 ... 1,898 1,301,363
Series 2007-BC3, Class 1A, (LIBOR USD 1
Month + 0.18%), 0.33%, 11/25/47 ... 1,062 943,053
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.49%, 07/25/37
(a)(b)
2,120 1,701,025
CWABS Asset-Backed Certificates Trust, Series
2006-18, Class M1, (LIBOR USD 1 Month +
0.30%), 0.45%, 03/25/37
(b)
.......... 1,468 1,169,110
CWABS, Inc. Asset-Backed Certificates Trust
(b)
:
Series 2004-6, Class 2A4, (LIBOR USD 1
Month + 0.90%), 1.05%, 11/25/34 ... 14 13,272
Series 2004-6, Class 2A5, (LIBOR USD 1
Month + 0.78%), 0.93%, 11/25/34 ... 516 490,971
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.48%, 08/15/30
(a)(b)
......... 1,000 982,927
Finance of America HECM Buyout, Series
2020-HB1, Class M4, 4.05%, 02/25/30
(a)(b)(d)
1,500 1,291,500
GSAA Home Equity Trust, Series 2006-5,
Class 1A1, (LIBOR USD 1 Month + 0.18%),
0.33%, 03/25/36
(b)
................ 122 53,381
GSAMP Trust, Series 2006-HE5, Class M1,
(LIBOR USD 1 Month + 0.30%), 0.45%,
08/25/36
(b)
..................... 1,785 1,436,836
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)(d)
.... 2,406 2,413,475
Litigation Fee Residual Funding LLC, Series
2015-1, Class A, 4.00%, 10/30/27
(d)
.... 224 223,956
Long Beach Mortgage Loan Trust
(b)
:
Series 2006-1, Class 2A4, (LIBOR USD 1
Month + 0.30%), 0.45%, 02/25/36 ... 803 689,701
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.31%, 08/25/36 ... 1,964 1,058,811
Series 2006-10, Class 2A2, (LIBOR USD 1
Month + 0.11%), 0.26%, 11/25/36 .... 9 4,386
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (LIBOR USD 1
Month + 0.15%), 0.30%, 07/25/36
(b)
.... USD 496 $ 261,756
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(a)
.......... 69 72,291
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(c)
.... 1,409 1,379,450
Progress Residential Trust
(a)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 .................... 418 424,797
Series 2018-SFR3, Class G, 5.62%,
10/17/35 .................... 1,500 1,509,912
Series 2019-SFR1, Class G, 5.31%,
08/17/35 .................... 1,500 1,476,048
Series 2019-SFR2, Class G, 5.09%,
05/17/36 .................... 2,470 2,471,914
Series 2019-SFR4, Class G, 3.93%,
10/17/36 .................... 2,000 1,980,443
Series 2020-SFR3, Class G, 4.11%,
10/17/27 .................... 2,750 2,749,866
RASC Series Trust, Series 2006-EMX9, Class
1A4, (LIBOR USD 1 Month + 0.24%),
0.39%, 11/25/36
(b)
................ 1,189 923,140
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(LIBOR USD 1 Month + 0.23%), 0.38%,
01/25/37
(a)(b)
.................... 1,511 1,019,416
Towd Point Mortgage Trust, Series 2019-SJ2,
Class A2, 4.25%, 11/25/58
(a)(b)
........ 2,000 2,057,388
Tricon American Homes, Series 2020-SFR1,
Class F, 4.88%, 07/17/38
(a)
.......... 1,050 1,104,016
Total Asset-Backed Securities — 16.9%
(Cost: $47,064,246) .............................. 47,850,717
Non-Agency Mortgage-Backed Securities — 35.3%
Collateralized Mortgage Obligations — 16.6%
AJAX Mortgage Loan Trust
(a)
:
Series 2020-C, Class A, 2.25%, 09/27/60
(c)
2,340 2,318,871
Series 2020-C, Class B, 5.00%, 09/27/60
(c)
150 148,825
Series 2020-C, Class C, 0.00%, 09/27/60 510 418,230
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%,
07/25/19 .................... 1 816
Series 2006-45T1, Class 2A7, 0.49%,
02/25/37
(b)
................... 1,807 775,861
Series 2006-OC11, Class 2A2A, 0.32%,
01/25/37
(b)
................... 48 54,275
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 2.92%, 10/25/35
(b)
........ 140 139,483
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.07%, 07/26/37
(a)(b)
............... 2,141 1,975,829
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, 0.47%, 01/25/47
(b)
............. 922 811,408
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................. 2,178 1,339,267
CHL Mortgage Pass-Through Trust, Series
2005-17, Class 1A6, 5.50%, 09/25/35 ... 53 52,706
Citigroup Mortgage Loan Trust, Series 2015-A,
Class B4, 4.50%, 06/25/58
(a)(b)
........ 2,503 2,518,113
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 ... 892 885,218
Credit Suisse Mortgage Capital Certificates,
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37
(a)
..................... 1,426 1,552,762

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Mortgage-Backed Trust, Series 2006-8,
Class 1A1, 4.50%, 10/25/21 ......... USD 4 $ 3,804
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes
(a)(b)
:
Series 2020-DNA4, Class B1, (LIBOR USD
1 Month + 6.00%), 6.15%, 08/25/50 .. 1,000 1,030,031
Series 2020-DNA5, Class B1, (SOFR +
4.80%), 4.89%, 10/25/50 ......... 2,500 2,523,259
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ......... 849 845,323
Homeward Opportunities Fund I Trust
(a)(b)
:
Series 2019-2, Class B1, 4.09%, 09/25/59 2,477 2,499,478
Series 2020-2, Class B1, 5.45%, 05/25/65 1,000 1,035,855
Series 2020-2, Class M1, 3.90%, 05/25/65 2,625 2,685,785
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, 0.27%, 07/25/36
(b)
. 964 875,052
Lehman XS Trust, Series 2007-16N, Class AF2,
1.10%, 09/25/47
(b)
................ 1,961 1,950,368
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.94%, 11/25/59
(a)(b)
2,500 1,972,758
RALI Trust, Series 2007-QS1, Class 1A5,
0.70%, 01/25/37
(b)
................ 1,599 1,134,030
Residential Asset Securitization Trust
(b)
:
Series 2006-A7CB, Class 2A2, 0.70%,
07/25/36 .................... 2,621 311,189
Series 2006-A7CB, Class 2A5, (LIBOR USD
1 Month + 0.25%), 0.40%, 07/25/36 .. 572 56,373
Series 2006-A7CB, Class 2A6, 52.81%,
07/25/36 .................... 460 1,306,179
RFMSI Trust, Series 2007-SA2, Class 3A,
5.11%, 04/25/37
(b)
................ 4,335 1,754,531
RMF Buyout Issuance Trust, Series 2020-1,
Class M4, 4.19%, 02/25/30
(a)(b)(d)
....... 1,600 1,558,112
Seasoned Credit Risk Transfer Trust, Series
2018-4, Class MA, 3.50%, 03/25/58 .... 909 977,741
Seasoned Loans Structured Transaction Trust,
Series 2020-2, Class M1, 4.75%, 09/25/60
(a)
(b)
........................... 3,000 3,007,500
Spruce Hill Mortgage Loan Trust, Series 2020-
SH2, Class B1, 5.00%, 06/25/55
(a)(b)(d)
... 2,764 2,625,800
TVC Mortgage Trust, Series 2020-RTL1, Class
A1, 3.47%, 09/25/24
(a)
............. 1,500 1,515,671
Verus Securitization Trust, Series 2020-INV1,
Class B1, 5.75%, 03/25/60
(a)(b)
........ 1,100 1,141,038
WaMu Mortgage Pass-Through Trust, Series
2007-OA5, Class 2A, 1.78%, 06/25/47
(b)
. 2,975 2,556,440
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-2,
Class 2CB, 6.50%, 03/25/36 ......... 788 606,942
46,964,923
Commercial Mortgage-Backed Securities — 17.3%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(a)
370 409,291
225 Liberty Street Trust, Series 2016-225L,
Class E, 4.65%, 02/10/36
(a)(b)
......... 335 340,642
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.27%, 09/15/34
(a)(b)
......... 560 530,500
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.20%, 12/15/36
(a)(b)
............... 205 165,684
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.85%, 09/15/34
(a)(b)
... 160 147,997
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
(a)(b)
:
Series 2006-3A, Class A2, 0.45%, 10/25/36 USD 1,406 $ 1,308,478
Series 2006-4A, Class A1, 0.38%, 12/25/36 1,091 1,014,279
BBCMS Mortgage Trust, Series 2020-C7, Class
D, 3.61%, 04/15/53
(a)(b)
............. 500 416,715
Benchmark Mortgage Trust:
Series 2020-B16, Class C, 3.54%,
02/15/53
(b)
................... 159 156,060
Series 2020-B16, Class D, 2.50%,
02/15/53
(a)
................... 206 163,604
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.85%, 10/15/35
(a)(b)
685 684,998
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.15%, 11/15/35 ... 718 706,736
Series 2019-XL, Class D, 1.60%, 10/15/36 1,329 1,321,545
Series 2020-BXLP, Class A, 0.95%,
12/15/36 .................... 614 612,932
Series 2020-BXLP, Class F, 2.15%, 12/15/36 554 535,778
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.75%, 11/15/32 ... 700 700,000
Series 2020-VIV2, Class C, 3.54%, 03/09/44 230 218,145
BX Trust
(a)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 1,410 1,464,331
Series 2019-OC11, Class E, 4.08%,
12/09/41
(b)
................... 698 634,666
CCRESG Commercial Mortgage Trust, Series
2016-HEAT, Class A, 3.36%, 04/10/29
(a)
. 950 949,723
CD Mortgage Trust, Series 2006-CD3, Class
AM, 5.65%, 10/15/48 .............. 1,923 1,965,553
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 336 331,356
Citigroup Commercial Mortgage Trust
(b)
:
Series 2018-C5, Class AS, 4.41%, 06/10/51 500 582,375
Series 2019-PRM, Class E, 4.73%,
05/10/36
(a)
................... 100 101,548
CityLine Commercial Mortgage Trust, Series
2016-CLNE, Class A, 2.78%, 11/10/31
(a)(b)
400 410,853
Commercial Mortgage Trust:
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 345 374,582
Series 2015-CR25, Class A3, 3.51%,
08/10/48 .................... 607 654,145
Series 2015-CR26, Class ASB, 3.37%,
10/10/48 .................... 388 410,224
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 1,580 1,650,572
Credit Suisse Mortgage Capital Certificates
(a)(b)
:
Series 2020-FACT, Class F, (LIBOR USD 1
Month + 6.16%), 6.31%, 10/15/37 ... 600 599,966
Series 2020-NET, Class E, 3.83%, 08/15/37 750 702,671
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class A4, 4.42%,
11/15/51
(b)
................... 600 705,148
Series 2019-C16, Class C, 4.24%,
06/15/52
(b)
................... 511 497,027
Series 2019-C17, Class C, 3.93%, 09/15/52 392 417,619
Series 2020-C19, Class B, 3.48%,
03/15/53
(b)
................... 365 379,584
GRACE Mortgage Trust, Series 2014-GRCE,
Class F, 3.59%, 06/10/28
(a)(b)
......... 215 214,219
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(a)
..... 335 386,052
GS Mortgage Securities Corp. Trust, Series
2019-SOHO, Class A, 1.05%, 06/15/36
(a)(b)
715 708,839

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... USD 34 $ 27,318
GSCG Trust, Series 2019-600C, Class F,
3.99%, 09/06/34
(a)(b)
............... 300 286,677
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 208 212,620
IMT Trust, Series 2017-APTS, Class BFX,
3.50%, 06/15/34
(a)(b)
............... 1,250 1,279,792
JPMorgan Chase Commercial Mortgage
Securities Corp.
(a)
:
Series 2017-FL10, Class E, 4.05%,
06/15/32
(b)
................... 275 257,564
Series 2018-AON, Class A, 4.13%, 07/05/31 610 644,190
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2013-C16, Class A4, 4.17%,
12/15/46 .................... 391 422,869
Series 2016-NINE, Class A, 2.85%,
09/06/38
(a)(b)
.................. 640 683,988
Series 2020-MKST, Class E, 2.40%,
12/15/36
(a)(b)
.................. 690 604,355
LCCM Mortgage Trust
(a)
:
Series 2014-909, Class A, 3.39%, 05/15/31 620 622,170
Series 2014-909, Class D, 3.90%,
05/15/31
(b)
................... 687 682,131
MFT Trust
(a)(b)
:
Series 2020-ABC, Class C, 3.48%, 02/10/42 292 269,405
Series 2020-ABC, Class D, 3.48%, 02/10/42 170 148,664
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class A5, 3.53%,
10/15/48 ...................... 1,103 1,218,593
Morgan Stanley Capital I Trust:
Series 2014-150E, Class A, 3.91%,
09/09/32
(a)
................... 595 633,582
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.10%, 11/15/34
(a)(b)
. 675 662,007
Series 2017-HR2, Class D, 2.73%,
12/15/50
(d)
................... 555 455,100
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 2,151,687
Series 2018-SUN, Class A, 1.30%,
07/15/35
(a)(b)
.................. 595 576,414
Series 2020-L4, Class D, 2.50%, 02/15/53
(a)
506 399,366
Natixis Commercial Mortgage Securities
Trust, Series 2018-FL1, Class A, 1.10%,
06/15/35
(a)(b)
.................... 177 171,904
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(a)
.............. 1,072 1,129,750
USDC, Series 2018, Class E, 4.49%,
05/13/38
(a)(b)
.................... 685 563,944
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
.................... 1,722 1,711,648
Velocity Commercial Capital Loan Trust
(a)(b)
:
Series 2019-3, Class M4, 3.68%, 10/25/49 2,068 1,814,983
Series 2020-1, Class M4, 3.54%, 02/25/50 994 905,104
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A4, 3.70%, 11/15/48 670 744,260
Series 2015-NXS4, Class B, 4.22%,
12/15/48
(b)
................... 650 682,069
Series 2016-NXS5, Class B, 4.96%,
01/15/59
(b)
................... 625 710,863
Series 2016-NXS5, Class C, 5.00%,
01/15/59
(b)
................... 238 256,111
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(b)
.................. 1,990 2,168,905
Series 2018-BXI, Class E, 2.31%, 12/15/36
(a)
(b)
......................... 86 84,443
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-C52, Class C, 3.56%, 08/15/52 USD 520 $ 526,112
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%,
08/15/47 .................... 675 720,028
Series 2014-C22, Class C, 3.76%,
09/15/57
(b)
................... 63 59,341
Series 2014-LC14, Class A4, 3.77%,
03/15/47 .................... 900 960,434
49,022,828
Interest Only Collateralized Mortgage Obligations — 0.6%
(b)
Alternative Loan Trust, Series 2006-45T1,
Class 2A8, 6.45%, 02/25/37 ......... 904 227,346
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, 6.55%, 05/25/37 ......... 5,252 1,444,697
1,672,043
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(b)
BANK, Series 2017-BNK9, Class XA, 0.80%,
11/15/54
(d)
..................... 4,290 195,646
BBCMS Mortgage Trust:
Series 2020-C7, Class XA, 1.63%, 04/15/53 3,033 340,830
Series 2020-C7, Class XB, 0.99%, 04/15/53 1,000 85,649
Benchmark Mortgage Trust, Series 2020-B17,
Class XB, 0.53%, 03/15/53
(d)
......... 15,395 635,814
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.56%,
11/15/51 .................... 1,294 45,612
Series 2019-C16, Class XA, 1.57%,
06/15/52 .................... 3,964 413,862
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.49%, 10/15/52 ...... 3,302 338,940
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class XA, 1.21%,
11/15/50 ....................... 3,822 249,508
2,305,861
Total Non-Agency Mortgage-Backed Securities — 35.3%
(Cost: $99,892,598) .............................. 99,965,655
U.S. Government Sponsored Agency Securities — 86.6%
Collateralized Mortgage Obligations — 2.1%
Federal Home Loan Mortgage Corp., Series
4398, Class ZX, 4.00%, 09/15/54 ...... 318 390,183
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2411, Class FJ, (LIBOR
USD 1 Month + 0.35%), 0.50%, 12/15/29
(b)
4 3,830
Federal National Mortgage Association:
Series 2010-134, Class KZ, 4.50%, 12/25/40 579 627,380
Series 2010-141, Class LZ, 4.50%, 12/25/40 590 659,754
Series 2011-8, Class ZA, 4.00%, 02/25/41 783 845,677
Series 2011-131, Class LZ, 4.50%, 12/25/41 400 463,043
Series 2012-107, Class QZ,
3.50%, 10/25/42 ............... 398 445,888
Series 2018-21, Class CA, 3.50%, 04/25/45 656 679,520
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.06%, 05/25/48
(b)
................ 386 431,995
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39 82 93,854
Series 2016-123, Class LM,
3.00%, 09/20/46
(d)
.............. 200 222,000
Series 2019-5, Class P, 3.50%, 07/20/48 . 570 600,165
Series 2019-29, Class HY, 3.50%, 03/20/49 100 114,579

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(b)
............. USD 328 $ 384,533
5,962,401
Commercial Mortgage-Backed Securities — 6.2%
Federal Home Loan Mortgage Corp.
(b)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 877 934,101
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 660 707,961
Series 2020-K737, Class B,
3.30%, 01/25/53
(a)
.............. 333 359,087
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates:
Series K087, Class A2, 3.77%, 12/25/28 . 1,132 1,343,664
Series K091, Class A2, 3.51%, 03/25/29 . 913 1,069,592
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(b)
:
Series K081, Class A2, 3.90%, 08/25/28 . 2,750 3,276,439
Series K082, Class A2, 3.92%, 09/25/28 . 2,750 3,284,592
Series K084, Class A2, 3.78%, 10/25/28 . 1,225 1,452,309
Series W5FX, Class AFX, 3.21%, 04/25/28 559 626,151
Federal National Mortgage Association, Series
2020-M1, Class A2, 2.44%, 10/25/29 ... 1,415 1,500,916
Federal National Mortgage Association ACES
Variable Rate Notes
(b)
:
Series 2018-M4, Class A2, 3.04%, 03/25/28 575 649,621
Series 2018-M14, Class A2,
3.58%, 08/25/28 ............... 1,320 1,539,493
Series 2019-M1, Class A2, 3.56%, 09/25/28 437 510,625
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35 . 87 95,519
Series 2019-53, Class V, 2.75%, 08/16/31 224 240,440
17,590,510
Interest Only Collateralized Mortgage Obligations — 1.8%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41 . 242 20,328
Series 4533, Class JI, 5.00%, 12/15/45 .. 247 45,344
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 6.00%, 10/15/42 ... 1,408 258,673
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 5.95%, 07/25/49 ... 986 165,907
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.80%, 12/25/49 ... 950 161,846
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43 808 63,616
Series 2014-68, Class YI, 4.50%, 11/25/44 408 58,336
Series 2015-74, Class IA, 6.00%, 10/25/45
(d)
1,686 372,974
Series 2015-77, 6.00%, 10/25/45
(d)
..... 1,970 437,748
Series 2017-68, Class IE, 4.50%, 09/25/47 1,383 183,200
Federal National Mortgage Association Variable
Rate Notes
(b)
:
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 5.95%, 09/25/46 ... 1,750 343,400
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 5.95%, 05/25/39 ... 2,235 442,712
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.00%, 09/25/47 ... 1,151 259,578
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 5.95%, 03/25/49 ... 1,444 306,583
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.90%, 06/25/49 ... 5,393 1,224,873
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 5.95%, 07/25/49 ... USD 736 $ 131,725
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47 1,098 158,894
Series 2017-144, Class DI, 4.50%, 09/20/47 775 115,096
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.05%, 07/20/47
(b)
................ 889 175,857
4,926,690
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
63,360 47,564
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K722, Class
X1, (LIBOR USD 1 Month + 0.00%),
1.31%, 03/25/23
(b)
................ 3,689 85,746
Government National Mortgage Association
Variable Rate Notes
(b)
:
Series 2013-63, 0.77%, 09/16/51 ...... 13,274 313,304
Series 2016-45, 0.96%, 02/16/58 ...... 3,657 205,383
Series 2016-67, 1.00%, 07/16/57 ...... 2,712 149,581
Series 2016-151, 1.06%, 06/16/58 ..... 20,194 1,333,498
Series 2017-53, 0.66%, 11/16/56 ...... 7,126 327,621
Series 2017-64, 0.71%, 11/16/57 ...... 9,359 530,026
Series 2020-43, 1.36%, 11/16/61 ...... 3,514 327,976
3,320,699
Mortgage-Backed Securities — 75.3%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 1,150 1,217,967
3.00%, 09/01/27 - 12/01/46 .......... 2,520 2,720,059
3.50%, 12/01/41 - 01/01/48 .......... 3,406 3,774,205
4.00%, 08/01/40 - 12/01/45 .......... 1,082 1,198,350
4.50%, 07/01/26 - 09/01/48 .......... 1,078 1,201,961
5.00%, 05/01/35 - 02/01/42 .......... 1,188 1,366,340
5.50%, 02/01/35 - 06/01/41 .......... 618 719,877
6.00%, 08/01/28 - 11/01/39 .......... 25 28,733
Federal National Mortgage Association:
3.50%, 11/01/46 ................. 700 755,255
4.00%, 01/01/41 ................. 65 70,982
6.00%, 07/01/39 ................. 464 534,762
Federal National Mortgage Association Variable
Rate Notes
(b)
:
3.09%, 09/01/27 ................. 187 208,509
3.16%, 03/01/27 ................. 667 743,390
Government National Mortgage Association:
2.00%, 11/19/20
(e)
................ 493 512,123
2.50%, 11/19/20 - 12/21/20
(e)
......... 12,524 13,110,646
3.00%, 11/19/20 - 12/21/20
(e)
......... 6,672 6,963,570
3.00%, 02/15/45 - 12/20/46 .......... 2,095 2,211,155
3.50%, 11/19/20
(e)
................ 3,798 4,003,039
3.50%, 01/15/42 - 10/20/46 .......... 5,519 5,939,156
4.00%, 11/19/20 - 12/21/20
(e)
......... 1,402 1,491,620
4.00%, 04/20/39 - 01/15/48 .......... 2,315 2,533,842
4.50%, 09/20/39 - 04/20/47 .......... 3,286 3,635,116
5.00%, 12/15/34 - 07/20/44 .......... 1,979 2,261,307
5.50%, 07/15/38 - 12/20/41 .......... 649 761,962
6.50%, 10/15/38 - 02/20/41 .......... 234 268,001
Uniform Mortgage-Backed Securities:
1.50%, 11/12/20
(e)
................ 210 211,419
2.00%, 11/12/20 - 12/25/50
(e)
......... 26,122 26,930,876
2.00%, 10/01/31 - 03/01/32 .......... 952 992,415
2.50%, 11/12/20 - 12/14/20
(e)
......... 27,619 28,779,519

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50%, 04/01/30 - 10/01/50 .......... USD 4,057 $ 4,293,774
3.00%, 11/12/20 - 11/17/20
(e)
......... 11,713 12,242,760
3.00%, 04/01/28 - 09/01/50 .......... 14,838 15,793,325
3.50%, 11/12/20 - 11/17/20
(e)
......... 162 171,150
3.50%, 11/01/27 - 01/01/48 .......... 10,901 11,988,175
4.00%, 11/12/20 - 12/14/20
(e)
......... 19,274 20,598,986
4.00%, 08/01/31 - 08/01/48 .......... 5,348 5,926,946
4.50%, 11/12/20
(e)
................ 14,297 15,461,144
4.50%, 07/01/24 - 04/01/49 .......... 6,601 7,284,654
5.00%, 01/01/23 - 06/01/39 .......... 1,935 2,210,892
5.50%, 06/01/24 - 03/01/40 .......... 863 1,009,876
6.00%, 12/01/32 - 09/01/40 .......... 630 743,030
6.50%, 09/01/36 - 05/01/40 .......... 179 208,161
213,079,029
Total U.S. Government Sponsored Agency Securities — 86.6%
(Cost: $240,925,381) ............................. 244,879,329
Total Long-Term Investments — 138.8%
(Cost: $387,882,225) ............................. 392,695,701
Shares
Shares
Short-Term Securities — 7.5%
Money Market Funds — 0.8%
(f)
Dreyfus Treasury Prime Cash Management
Institutional Shares, 0.01% .......... 2,101,333 2,101,333
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 39,413 39,413
Total Money Market Funds — 0.8%
(Cost: $2,140,746) .............................. 2,140,746
Par (000)
Pa r (000)
U.S. Treasury Obligations — 6.7%
U.S. Treasury Bills
(g)
:
0.09%, 11/03/20 ................. 1,095 1,094,998
0.08%, 11/05/20 ................. 609 608,996
0.08%, 11/12/20 ................. 366 365,993
0.09%, 11/19/20 ................. 1,312 1,311,950
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.09%, 11/24/20 ................. USD 7,685 $ 7,684,612
0.09%, 11/27/20 ................. 1,639 1,638,906
0.08%, 12/01/20 ................. 231 230,985
0.08%, 12/03/20 ................. 4,561 4,560,666
0.08%, 12/10/20 ................. 256 255,976
0.08%, 12/15/20 ................. 1,330 1,329,865
Total U.S. Treasury Obligations — 6.7%
(Cost: $19,082,869) .............................. 19,082,947
Total Short-Term Securities — 7.5%
(Cost: $21,223,615) .............................. 21,223,693
Total Options Purchased — 0.1%
(Cost: $153,458) ................................ 213,482
Total Investments Before TBA Sale Commitments — 146.4%
(Cost: $409,259,298 ) ............................. 414,132,876
TBA Sale Commitments — (39.9)%
(e)
Mortgage-Backed Securities — (39.9)%
Government National Mortgage Association:
2.50% ,  11/19/20 ................. 1,200 (1,256,906)
3.00% ,  11/19/20 ................. 539 (562,585)
3.50% ,  11/19/20 ................. 1,710 (1,802,480)
4.50% ,  11/19/20 ................. 1,411 (1,513,325)
5.00% ,  11/19/20 ................. 871 (944,899)
Uniform Mortgage-Backed Securities:
1.50% ,  11/12/20 - 12/14/20 .......... 2,306 (2,319,312)
2.00% ,  11/12/20 ................. 12,223 (12,607,356)
2.50% ,  11/12/20 - 01/14/21 .......... 51,210 (53,258,860)
3.00% ,  11/12/20 - 12/14/20 .......... 17,990 (18,803,250)
3.50% ,  11/12/20 - 12/14/20 .......... 2,951 (3,116,984)
4.00% ,  11/12/20 - 11/17/20 .......... 5,472 (5,841,225)
4.50% ,  11/12/20 ................. 9,736 (10,528,762)
5.00% ,  11/12/20 ................. 367 (403,241)
Total TBA Sale Commitments — (39.9)%
(Proceeds: $113,007,358) ......................... (112,959,185)
Total Investments Net of TBA Sale Commitments — 106.5%
(Cost: $296,251,940 ) ............................. 301,173,691
Liabilities in Excess of Other Assets — (6.5)% ............ (18,330,334)
Net Assets — 100.0% .............................. $ 282,843,357
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 15 12/21/20 $ 2,587 $ (47,340)
U.S. Treasury 2 Year Note .................................................... 247 12/31/20 54,548 (10,652)
U.S. Treasury 5 Year Note .................................................... 201 12/31/20 25,246 (40,470)
(98,462)
Short Contracts
90-day Eurodollar ......................................................... 10 12/14/20 2,494 (13,414)
U.S. Treasury 10 Year Note ................................................... 239 12/21/20 33,034 201,648
U.S. Treasury 10 Year Ultra Note ............................................... 12 12/21/20 1,887 15,544
U.S. Treasury Ultra Bond .................................................... 6 12/21/20 1,290 8,272
90-day Eurodollar ......................................................... 10 03/15/21 2,495 (8,576)
90-day Eurodollar ......................................................... 10 06/14/21 2,495 (9,888)
90-day Eurodollar ......................................................... 10 09/13/21 2,495 (4,252)
90-day Eurodollar ......................................................... 5 12/13/21 1,247 (4,645)
90-day Eurodollar ......................................................... 5 03/14/22 1,247 (1,058)
90-day Eurodollar ......................................................... 5 06/13/22 1,246 54
183,685
$ 85,223
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.10% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/22/21 1.10 % USD 5,500 $ 35,036
10-Year Interest Rate Swap
(a)
0.95% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/28/21 0.95 USD 3,500 40,703
10-Year Interest Rate Swap
(a)
1.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 02/22/22 1.05 USD 4,900 137,743
$ 213,482
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.65% Semi-Annual 3 month LIBOR Quarterly 08/15/21 USD 900 $ (12,696) $ — $ (12,696)
1.68% Semi-Annual 3 month LIBOR Quarterly 06/24/22 USD 5,000 (147,770) — (147,770)
1.72% Semi-Annual 3 month LIBOR Quarterly 06/26/22 USD 1,300 (39,491) — (39,491)
1.84% Semi-Annual 3 month LIBOR Quarterly 07/18/22 USD 1,900 (62,169) — (62,169)
3 month LIBOR Quarterly 1.62% Semi-Annual 07/21/22 USD 6,200 175,944 — 175,944
3 month LIBOR Quarterly 1.63% Semi-Annual 07/21/22 USD 3,500 100,163 — 100,163
1.81% Semi-Annual 3 month LIBOR Quarterly 07/25/22 USD 1,400 (44,897) — (44,897)
1.78% Semi-Annual 3 month LIBOR Quarterly 07/26/22 USD 3,000 (94,808) — (94,808)
3 month LIBOR Quarterly 1.60% Semi-Annual 08/04/22 USD 5,900 160,668 — 160,668
1.53% Semi-Annual 3 month LIBOR Quarterly 08/08/22 USD 4,000 (103,228) — (103,228)
3 month LIBOR Quarterly 1.42% Semi-Annual 09/10/22 USD 1,700 40,365 — 40,365
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 133 2 — 2
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 133 (14) — (14)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 159 528 — 528
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (483) — (483)

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
i
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 1,000 $ (178,663) $ — $ (178,663)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 2,000 (142,010) — (142,010)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 47 534 — 534
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (543) — (543)
$ (348,568) $ — $ (348,568)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 802,509 $ 314,169 $ 488,340
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 3,100 $ (802,510) $ (343,854) $ (458,656)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 2,790 (722,259) (122,357) (599,902)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 935 (242,047) (246,667) 4,620
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 1,000 (258,874) (192,163) (66,711)
$ (2,025,690) $ (905,041) $ (1,120,649)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.09%
1 day SOFR ......................................... Secured Overnight Financing Rate 1.04
3 month LIBOR ....................................... London Interbank Offered Rate 0.22
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ — $ — $ 478,204 $ (826,772)
OTC Swaps ................................................................... 314,169 (905,041) 492,960 (1,125,269)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 225,518 $ — $ 225,518
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 213,482 — 213,482
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 478,204 — 478,204
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 807,129 — — — — 807,129
$ — $ 807,129 $ — $ — $ 917,204 $ — $ 1,724,333
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 140,295 — 140,295
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 826,772 — 826,772
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 2,030,310 — — — — 2,030,310
$ — $ 2,030,310 $ — $ — $ 967,067 $ — $ 2,997,377
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ (831,141) $ — $ (831,141)
Options purchased
(a)
.................... — — — — (68,086) — (68,086)
Options written ........................ — — — — 325,755 — 325,755
Swaps .............................. — 61,319 — — (384,897) — (323,578)
$ — $ 61,319 $ — $ — $ (958,369) $ — $ (897,050)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 283,011 — 283,011
Options purchased
(b)
.................... — — — — 135,696 — 135,696
Options written ........................ — — — — 949,300 — 949,300
Swaps .............................. — (22,021) — — (154,405) — (176,426)
$ — $ (22,021) $ — $ — $ 1,213,602 $ — $ 1,191,581
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 66,752,386
Average notional value of contracts — short ................................................................................. 65,129,879
Options:
Average value of option contracts purchased ................................................................................ 15,750
Average value of option contracts written ................................................................................... 40,313
Average notional value of swaption contracts purchased ......................................................................... 11,300,000
Average notional value of swaption contracts written ........................................................................... 10,675,000
Credit default swaps:
Average notional value — buy protection ................................................................................... 3,100,000
Average notional value — sell protection ................................................................................... 7,357,500
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 20,669,487
Average notional value — receives fixed rate ................................................................................ 20,219,487
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 52,975 $ 14,953
Options
(a)(b)
........................................................................................ 213,482 —
Swaps — Centrally cleared ............................................................................. 4,077 —
Swaps — OTC
(c)
.................................................................................... 807,129 2,030,310
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 1,077,663 $ 2,045,263
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(57,052) (14,953)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,020,611 $ 2,030,310
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 75,739 $ — $ — $ — $ 75,739
Barclays Bank plc ................................ 137,743 — — — 137,743
JPMorgan Securities LLC ........................... 802,509 — — (660,000) 142,509
Morgan Stanley & Co. International plc .................. 4,620 (4,620) — — —
$ 1,020,611 $ (4,620) $ — $ (660,000) $ 355,991
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Deutsche Bank AG ............................... $ 802,510 $ — $ — $ (462,000) $ 340,510
Goldman Sachs International ........................ 722,259 — — (530,000) 192,259
Morgan Stanley & Co. International plc .................. 505,541 (4,620) — (500,000) 921
$ 2,030,310 $ (4,620) $ — $ (1,492,000) $ 533,690
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 43,569,917 $ 4,280,800 $ 47,850,717
Non-Agency Mortgage-Backed Securities ........................ — 94,495,183 5,470,472 99,965,655
U.S. Government Sponsored Agency Securities .................... — 243,846,607 1,032,722 244,879,329
Short-Term Securities:
Money Market Funds ...................................... 2,140,746 — — 2,140,746
U.S. Treasury Obligations ................................... — 19,082,947 — 19,082,947
Options Purchased:
Interest rate contracts ...................................... — 213,482 — 213,482
Liabilities:
Investments:
TBA Sale Commitments .................................... — (112,959,185) — (112,959,185)
$ 2,140,746 $ 288,248,951 $ 10,783,994 $ 301,173,691
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 492,960 $ — $ 492,960
Interest rate contracts ....................................... 225,518 478,204 — 703,722
Liabilities:
Credit contracts ........................................... — (1,125,269) — (1,125,269)
Interest rate contracts ....................................... (140,295) (826,772) — (967,067)
$ 85,223 $ (980,877) $ — $ (895,654)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Non-Agency
Mortgage-
Backed
Securities
U.S.
Government
Sponsored
Agency
Securities Total
Investments:
Assets:
Opening balance, as of April 30, 2020 ............................................................... $ 4,818,596 $ 1,406,368 $ — $ 6,224,964
Transfers into level 3 ......................................................................... — 1,095,524 1,036,189 2,131,713
Transfers out of level 3 ........................................................................ (2,649,500) — — (2,649,500)
Accrued discounts/premiums ..................................................................... 2,224 (43,978) (86,452) (128,206)
Net realized loss ............................................................................. (20,072) — — (20,072)
Net change in unrealized appreciation (depreciation)
(a)(b)
................................................... (53,027) 386,758 82,985 416,716
Purchases ................................................................................. 2,520,496 2,625,800 — 5,146,296
Sales .................................................................................... (337,917) — — (337,917)
Closing balance, as of October 31, 2020 .............................................................
$ 4,280,800 $ 5,470,472 $ 1,032,722 $ 10,783,994
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2020
(b)
......................
$ (53,027) $ 386,758 $ 82,985 $ 416,716
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Statement of Assets and Liabilities
(unaudited)
October 31, 2020
2020
BlackRock Semi-Annual Report To Shareholders

See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
ASSETS
Investments at value — unaffiliated (cost — $409,259,298) .............................................................................. $ 414,132,876
Cash pledged: –
Collateral — OTC derivatives ................................................................................................ 1,492,000
Futures contracts ........................................................................................................ 294,000
Centrally cleared swaps .................................................................................................... 134,150
Receivables: –
Investments sold ........................................................................................................ 96,471,513
TBA sale commitments .................................................................................................... 113,007,358
Capital shares sold ....................................................................................................... 324,822
Dividends — unaffiliated ................................................................................................... 24
Interest — unaffiliated ..................................................................................................... 996,133
From the Manager ....................................................................................................... 13,652
Variation margin on futures contracts ........................................................................................... 52,975
Variation margin on centrally cleared swaps ...................................................................................... 4,077
Swap premiums paid ....................................................................................................... 314,169
Unrealized appreciation on: –
OTC swaps ............................................................................................................ 492,960
Prepaid expenses ......................................................................................................... 49,782
Total assets .............................................................................................................
627,780,491
LIABILITIES
Bank overdraft ............................................................................................................ 44,962
Cash received: –
Collateral — OTC derivatives ................................................................................................ 660,000
Collateral — TBA commitments ............................................................................................... 17,000
TBA sale commitments at value (proceeds $113,007,358) ............................................................................... 112,959,185
Payables: –
Investments purchased .................................................................................................... 228,122,264
Capital shares redeemed ................................................................................................... 657,564
Income dividend distributions ................................................................................................ 142,184
Investment advisory fees .................................................................................................. 78,651
Trustees' and Officer's fees ................................................................................................. 569
Other affiliate fees ....................................................................................................... 1,617
Service and distribution fees ................................................................................................. 9,826
Variation margin on futures contracts ........................................................................................... 14,953
Other accrued expenses ................................................................................................... 198,049
Swap premiums received .................................................................................................... 905,041
Unrealized depreciation on: –
OTC swaps ............................................................................................................ 1,125,269
Total liabilities ............................................................................................................
344,937,134
NET ASSETS ............................................................................................................
$ 282,843,357
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 282,829,224
Accumulated earnings ...................................................................................................... 14,133
NET ASSETS ............................................................................................................
$ 282,843,357
NET ASSET VALUE
Institutional — Based on net assets of $252,832,632 and 24,373,590 shares outstanding, unlimited number of shares authorized, par value $0.001 per share ..........
$ 10.37
Investor A — Based on net assets of $24,166,897 and 2,333,763 shares outstanding, unlimited number of shares authorized, par value $0.001 per share .............
$ 10.36
Investor C — Based on net assets of $5,843,828 and 564,223 shares outstanding, unlimited number of shares authorized, par value $0.001 per share ...............
$ 10.36

Statement of Operations
October 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ................................................................................................... $ 633
Interest — unaffiliated .................................................................................................... 4,434,628
Total investment income .....................................................................................................
4,435,261
EXPENSES
Investment advisory ...................................................................................................... 518,991
Transfer agent — class specific .............................................................................................. 85,536
Service and distribution — class specific ........................................................................................ 61,498
Registration ........................................................................................................... 45,807
Professional ........................................................................................................... 40,923
Accounting services ...................................................................................................... 34,228
Printing and postage ..................................................................................................... 16,413
Custodian ............................................................................................................. 9,648
Trustees and Officer ...................................................................................................... 2,282
Miscellaneous .......................................................................................................... 21,974
Total expenses excluding interest expense .........................................................................................
837,300
Interest expense .......................................................................................................... 842
Total expenses ...........................................................................................................
838,142
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (106,265)
Transfer agent fees waived and/or reimbursed — class specific ......................................................................... (83,543)
Total expenses after fees waived and/or reimbursed ..................................................................................
648,334
Net investment income ......................................................................................................
3,786,927
REALIZED AND UNREALIZED GAIN (LOSS) $ 8,164,603
Net realized gain (loss) from: $ –
Investments — unaffiliated ............................................................................................... 1,812,752
Futures contracts ...................................................................................................... (831,141)
Options written ....................................................................................................... 325,755
Swaps ............................................................................................................. (323,578)
A
983,788
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................... 6,124,931
Futures contracts ...................................................................................................... 283,011
Options written ....................................................................................................... 949,300
Swaps ............................................................................................................. (176,426)
A
7,180,816
Net realized and unrealized gain ...............................................................................................
8,164,604
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 11,951,531

Statements of Changes in Net Assets

October 31, 2020
2020
BlackRock Semi-Annual Report To Shareholders

See notes to financial statements.
BlackRock U.S. Mortgage Portfolio
Six Months Ended
10/31/20
(unaudited)
Year Ended
04/30/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,786,927 $ 7,219,138
Net realized gain .................................................................................. 983,788 3,278,926
Net change in unrealized appreciation (depreciation) .......................................................... 7,180,816 (1,687,439)
Net increase in net assets resulting from operations .............................................................
11,951,531 8,810,625
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (3,902,446) (7,643,396)
Investor A ..................................................................................... (392,534) (782,936)
Investor C ..................................................................................... (75,120) (157,801)
Decrease in net assets resulting from distributions to shareholders ...................................................
(4,370,100) (8,584,133)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
25,653,802 3,483,605
NET ASSETS
Total increase in net assets ............................................................................. 33,235,233 3,710,097
Beginning of period .................................................................................. 249,608,124 245,898,027
End of period ......................................................................................
$ 282,843,357 $ 249,608,124
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return would have been
1.61%.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Institutional
Six Months Ended
10/31/20
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.07 $ 10.04 $ 9.96 $ 10.31 $ 10.44 $ 10.55
Net investment income
(a)
.......................
0.15 0.28 0.32 0.29 0.21 0.24
Net realized and unrealized gain (loss) .............
0.33 0.08 0.14 (0.29) (0.02) (0.00)
(b)
Net increase from investment operations ..............
0.48 0.36 0.46 0.00 0.19 0.24
Distributions
(c)
– – – – – –
From net investment income ....................
(0.18) (0.33) (0.38) (0.35) (0.32) (0.27)
From net realized gain .........................
— — — — — (0.08)
Total distributions .............................
(0.18) (0.33) (0.38) (0.35) (0.32) (0.35)
Net asset value, end of period ....................
$ 10.37 $ 10.07 $ 10.04 $ 9.96 $ 10.31 $ 10.44
Total Return
(d)
4.76% 3.61% 4.73% — — —
Based on net asset value ........................
4.76%
(e)
3.61% 4.73% 0.00% 1.80%
(f)
2.27%
Ratios to Average Net Assets
Total expenses ...............................
0.59%
(g)
0.81% 1.62% 1.08% 0.59% 0.62%
Total expenses after fees waived and/or reimbursed and paid
indirectly .................................
0.45%
(g)
0.68% 1.44% 0.91% 0.51% 0.55%
Total expenses after fees waived and/or reimbursed and paid
indirectly and excluding interest expense ............
0.45%
(g)
0.45% 0.45% 0.45% 0.47% 0.51%
Net investment income .........................
2.95%
(g)
2.73% 3.26% 2.82% 2.04% 2.31%
Supplemental Data
Net assets, end of period (000) ....................
$ 252,833 $ 221,437 $ 211,534 $ 189,916 $ 222,745 $ 206,193
Portfolio turnover rate
(h)
.........................
587% 1,334% 1,580% 1,521% 1,502% 2,669%
Six Months Ended
10/31/20
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 314% 860% 841% 826% 887% 2,104%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Semi-Annual Report To Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return would have been
1.23%.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor A
Six Months Ended
10/31/20
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.05 $ 10.02 $ 9.94 $ 10.29 $ 10.43 $ 10.53
Net investment income
(a)
.......................
0.14 0.25 0.30 0.26 0.18 0.21
Net realized and unrealized gain (loss) .............
0.33 0.09 0.14 (0.28) (0.03) 0.01
Net increase (decrease) from investment operations ......
0.47 0.34 0.44 (0.02) 0.15 0.22
Distributions
(b)
– – – – – –
From net investment income ....................
(0.16) (0.31) (0.36) (0.33) (0.29) (0.24)
From net realized gain .........................
— — — — — (0.08)
Total distributions .............................
(0.16) (0.31) (0.36) (0.33) (0.29) (0.32)
Net asset value, end of period ....................
$ 10.36 $ 10.05 $ 10.02 $ 9.94 $ 10.29 $ 10.43
Total Return
(c)
4.74% 3.35% 4.47% (0.25)% — —
Based on net asset value ........................
4.74%
(d)
3.35% 4.47% (0.25)% 1.43%
(e)
2.06%
Ratios to Average Net Assets
Total expenses ...............................
0.91%
(f)
1.14% 1.94% 1.37% 0.91% 0.94%
Total expenses after fees waived and/or reimbursed and paid
indirectly ..................................
0.70%
(f)
0.93% 1.69% 1.16% 0.79% 0.85%
Total expenses after fees waived and/or reimbursed and paid
indirectly and excluding interest expense ............
0.70%
(f)
0.70% 0.70% 0.70% 0.75% 0.81%
Net investment income .........................
2.74%
(f)
2.50% 3.01% 2.56% 1.75% 2.04%
Supplemental Data
Net assets, end of period (000) ....................
$ 24,167 $ 21,913 $ 26,577 $ 37,782 $ 51,429 $ 77,652
Portfolio turnover rate
(g)
.........................
587% 1,334% 1,580% 1,521% 1,502% 2,669%
Six Months Ended
10/31/20
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 314% 860% 841% 826% 887% 2,104%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return would have been
0.58%.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor C
Six Months Ended
10/31/20
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.05 $ 10.02 $ 9.94 $ 10.30 $ 10.43 $ 10.53
Net investment income
(a)
.......................
0.10 0.18 0.22 0.18 0.10 0.13
Net realized and unrealized gain (loss) .............
0.34 0.08 0.14 (0.29) (0.02) 0.01
Net increase (decrease) from investment operations ......
0.44 0.26 0.36 (0.11) 0.08 0.14
Distributions
(b)
– – – – – –
From net investment income ....................
(0.13) (0.23) (0.28) (0.25) (0.21) (0.16)
From net realized gain .........................
— — — — — (0.08)
Total distributions .............................
(0.13) (0.23) (0.28) (0.25) (0.21) (0.24)
Net asset value, end of period ....................
$ 10.36 $ 10.05 $ 10.02 $ 9.94 $ 10.30 $ 10.43
Total Return
(c)
4.35% 2.58% 3.70% (1.09)% — —
Based on net asset value ........................
4.35%
(d)
2.58% 3.70% (1.09)% 0.77%
(e)
1.30%
Ratios to Average Net Assets
Total expenses ...............................
1.67%
(f)
1.89% 2.69% 2.12% 1.64% 1.66%
Total expenses after fees waived and/or reimbursed and paid
indirectly ..................................
1.45%
(f)
1.68% 2.44% 1.91% 1.54% 1.60%
Total expenses after fees waived and/or reimbursed and paid
indirectly and excluding interest expense ............
1.45%
(f)
1.45% 1.45% 1.45% 1.50% 1.56%
Net investment income .........................
1.99%
(f)
1.75% 2.25% 1.80% 1.00% 1.29%
Supplemental Data
Net assets, end of period (000) ....................
$ 5,844 $ 6,258 $ 7,786 $ 14,295 $ 21,455 $ 21,757
Portfolio turnover rate
(g)
.........................
587% 1,334% 1,580% 1,521% 1,502% 2,669%
Six Months Ended
10/31/20
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 314% 860% 841% 826% 887% 2,104%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2020
BlackRock Semi-Annual Report To Shareholders

ORGANIZATION
Managed Account Series II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust.  BlackRock U.S. Mortgage Portfolio (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a c
ontingent deferred sales charge ("CDSC")
for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
(c)
Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the "Plan") approved by the Board of Trustees of the Trust (the "Board"), the trustees who are not
"interested persons" of the Fund, as defined in the 1940 Act ("Independent Trustees"), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees' and Officer's fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 10 years
(c)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Exchange-traded equity options for which market quotations are readily available will be valued at the National Best Bid and Offer quotes (“NBBO”). NBBO represents the mean of the bid and ask prices as quoted on the exchange on which such options are traded. In the event that there is no mean price available, the last bid (long positions) or ask (short positions) price will be used. If no bid or ask price is available, the prior day's price may be used. Over-the-counter ("OTC") options and options on swaps ("swaptions") are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company,
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report To Shareholders

as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments.
Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realizes gains and losses on these transactions.
Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements : Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended October 31, 2020, the average amount of reverse repurchase agreements and the daily weighted average interest rate for the Fund were $630,201 and 0.36%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report To Shareholders

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.
Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund purchases and writes swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“ BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.40%
$1 Billion - $3 Billion ..................................................................................................... 0.38
$3 Billion - $5 Billion ..................................................................................................... 0.36
$5 Billion - $10 Billion .................................................................................................... 0.35
Greater than $10 Billion .................................................................................................. 0.34
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report To Shareholders

For the six months ended October 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-
transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2020 , the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent - class specific in the Statement of Operations:
Other Fees: For the  six months ended  October 31, 2020 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares of $522 .
For the six months ended October 31, 2020, affiliates received CDSCs of $321 for Investor C Shares.
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through August 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to August 28, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the
Statement of Operations. For the six months ended October 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through August 31, 2021. The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31,
2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through August 31, 2021, unless approved by the Board, including a majority of
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2020, the Manager waived and/or reimbursed $106,265, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended October 31, 2020, class specific expense waivers and/or reimbursements are as follows:
For the six months ended October 31, 2020, the Fund reimbursed the Manager $1,659 for certain accounting services, which is included in accounting services in the
Statement of Operations.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 30,712
Investor C ........................................................................................................ 30,786
$ 61,498
Institutional ....................................................................................................... $ 65,860
Investor A ........................................................................................................ 15,211
Investor C ........................................................................................................ 4,465
$ 85,536
Institutional .......................................................................................................... 0.45%
Investor A ........................................................................................................... 0.70
Investor C ........................................................................................................... 1.45
Transfer Agent Fees
Waived and/or Reimbursed
Institutional ....................................................................................................... $ 64,080
Investor A ........................................................................................................ 15,033
Investor C ........................................................................................................ 4,430
$ 83,543

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2020, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
PURCHASES AND SALES
For the six months ended October 31, 2020, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
For the six months ended October 31, 2020, purchases and sales related to mortgage dollar rolls were as follows:
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of April 30, 2020, the Fund had non-expiring capital loss carryforward available to offset future realized capital gains of $5,088,966.
As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2020, the Fund did not borrow under the credit agreement.
Purchases Sales
Non-U.S. Government Securities ................................................................................ $ 1,696,894,820 $1,719,125,127
Purchases and Sales — MDRs
Purchases ..................................................................................................... $790,574,420
Sales ......................................................................................................... 790,718,350
Tax cost ........................................................................................................... $ 409,877,241
Gross unrealized appreciation ............................................................................................ $ 11,251,969
Gross unrealized depreciation ............................................................................................ (7,843,815)
Net unrealized appreciation (depreciation) .................................................................................... $ 3,408,154

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report To Shareholders

 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk : The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Fund.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
10/31/20
Year Ended
04/30/20
Shares Amount Shares Amount
Institutional
Shares sold .............................................
7,051,423 $ 72,602,223 11,251,329 $ 114,733,546
Shares issued in reinvestment of distributions ........................
290,407 2,987,038 584,287 5,957,480
Shares redeemed .........................................
(4,967,699) (50,884,746) (10,909,934) (110,959,706)
Net increase ...............................................
2,374,131 $ 24,704,515 925,682 $ 9,731,320
Investor A
Shares sold and automatic conversion of shares ......................
730,720 $ 7,471,467 480,985 $ 4,898,896
Shares issued in reinvestment of distributions ........................
36,468 374,445 76,128 774,643
Shares redeemed .........................................
(614,314) (6,296,560) (1,028,474) (10,362,770)
Net increase (decrease) .......................................
152,874 $ 1,549,352 (471,361) $ (4,689,231)
Investor C
Shares sold .............................................
11,543 $ 117,991 81,769 $ 834,019
Shares issued in reinvestment of distributions ........................
7,259 74,501 15,367 156,349
Shares redeemed and automatic conversion of shares ..................
(77,273) (792,557) (251,237) (2,548,852)
Net decrease ..............................................
(58,471) $ (600,065) (154,101) $ (1,558,484)
Total Net Increase
2,468,534 $ 25,653,802 300,220 $ 3,483,605

Disclosure of Investment Advisory Agreement
2020
BlackRock Semi-Annual Report To Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Managed Account Series II (the “Trust”) met on April 16, 2020 (the “April
Meeting”) and May 20-21, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of BlackRock U.S. Mortgage Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
Activities and Composition of the Board
On the date of the May Meeting, the Board consisted of ten individuals, eight of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an
Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).
The Agreement
Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the
Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreement.” Among the
matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund;
(d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j)
BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s)
they manage; and (m) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreement
The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance
Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting. Topics covered included: (a) the methodology for measuring estimated fund profitability; (b) economies of scale; (c) fund expenses and potential fee waivers; and (d) differences in services provided and management fees between open-end funds and other product channels.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third-parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the
Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the fourth, third, and second quartiles, respectively, against its Performance
Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors

Disclosure of Investment Advisory Agreement
(continued)
2020
BlackRock Semi-Annual Report To Shareholders

including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.
In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
General Information
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio sec urities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2020
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Curr ency
USD United States Dollar
Portfolio Abbreviations
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MAS-10/20-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –           Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          Managed Account Series II

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          Managed Account Series II

Date: December 31, 2020

By:     /s/ Neal J. Andrews
          Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series II

Date: December 31, 2020